Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis	Sep. 30, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Cash Held in Trust account	$ 345,055,688
Warrant liabilities	15,525,988
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities	8,049,988
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities	7,476,000
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Cash Held in Trust account	345,055,688
Warrant liabilities	8,049,988
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities	8,049,988
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Cash Held in Trust account
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Cash Held in Trust account
Warrant liabilities	7,476,000
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis [Line Items]
Warrant liabilities	$ 7,476,000